787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 10, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.
File Nos. 33-96132; 811-9086

Ladies and Gentlemen:

On behalf of TD Asset Management USA Funds Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Global Equity Income Fund and the Target Return Fund, each a series of the Registrant, in a supplement, dated March 22, 2013, to the Prospectus, dated March 22, 2013, of the Registrant. The purpose of the filing is to submit the 497(e) filing dated April 10, 2013 in XBRL for the Fund.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana N. Huffman

Diana N. Huffman

Enclosures

cc:	Michele Teichner, TD Asset Management USA Funds Inc.
Elliot J. Gluck, Willkie Farr & Gallagher LLP

New York Washington Paris London Milan Rome Frankfurt Brussels

in alliance with Dickson Minto W.S., London and Edinburgh